Stock Plans - Employee Share Investment Plan (Details) (Employee Share Investment Plan [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 participants	Dec. 31, 2013 participants	Dec. 31, 2012 participants
Employee Share Investment Plan [Member]
Share Based Compensation Arrangement By Employee Share Investment Plan Disclosures [Line Items]
Maximum percentage of gross salary employee can contribute toward purchase of Company common stock (in hundredths)	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee (in hundredths)	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company common stock (in hundredths)	6.00%
Number of employees participating in plan and holding shares at balance sheet date	18,488	18,488	17,423
Number of shares purchased for employees under employee share investment plan, including employer contributions	2.1	2.3	2.5
Expense for Company contribution during period under employee share investment plan	34	30	24